Related Party Transactions - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Jul. 10, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Transaction costs incurred on behalf of related parties	$ 500,000	$ 100,000	$ 1,300,000	$ 6,800,000	$ 1,600,000	$ 400,000
Receivables from related parties			600,000		0
Related party owed to employees			300,000
Due to related parties	$ 31,791,494		14,571,266		0
TriSource and APS
Related Party Transaction [Line Items]
Contingent consideration payable to related parties			$ 14,300,000
Corsair Capital LLC
Related Party Transaction [Line Items]
Management fees				$ 210,753
Selling, General and Administrative Expenses
Related Party Transaction [Line Items]
Management fees		$ 100,000			$ 400,000	$ 400,000